Share-Based Payments - Additional Information (Detail) - Employee stock options [member]	3 Months Ended			9 Months Ended
	Jul. 31, 2025 CAD ($)	Jan. 31, 2025 CAD ($) $ / shares	Jul. 31, 2024 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted		1,586,630
Exercise price of options granted | $ / shares		$ 79.13
Weighted average grant date fair value of options granted		$ 8.26
Increase to equity	$ 2,000,000		$ 1,000,000	$ 13,000,000	$ 11,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%